CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities
Net income before allocation to noncontrolling interests	$ 268		$ 285		$ 436		$ 248	[1],[2]	$ 111	[1],[2]
Adjustments to reconcile net income before noncontrolling interests to net cash provided by/(used in) operating activities
Depreciation and amortization expense	102	[3]	102	[3]	200	[3]	205	[3]	185	[3]
Share-based compensation expense	31		12		28		19		16
Asset write-offs and asset impairments	3		6		10		78		16
Net gains on sales of assets					0		(1)		(101)
Deferred taxes	(19)		(26)		(74)		65		(68)
Other non-cash adjustments	(1)		(3)		3		0		(5)
Other changes in assets and liabilities, net of acquisitions and divestitures and transfers with Pfizer Inc.	(115)		(306)
Other changes in assets and liabilities, net of acquisitions and divestitures:
Accounts receivable					(65)		(85)		30
Inventories					(318)		40		117
Other assets					(5)		11		(19)
Accounts payable					96		(16)		25
Other liabilities					62		(15)		5
Other tax accounts, net					81		(52)		(58)
Net cash provided by/(used in) operating activities	269		70		454		497		254
Investing Activities
Purchases of property, plant and equipment	(80)		(55)		(126)		(135)		(124)
Net proceeds from sales of assets					3		34		203
Acquisitions, net of cash acquired	0		(1)		0		(345)		(81)
Cash proceeds from the sale of property, plant and equipment	6		0
Other investing activities	0		(3)		(12)		(3)		(7)
Net cash used in investing activities	(74)		(59)		(135)		(449)		(9)
Financing activities
Allocated principal payments on long-term debt					0		(143)		0
Increase in short-term borrowings, net	12		0
Proceeds from issuance of long-term debt-senior notes, net of discount and fees	2,624		0
Consideration paid to Pfizer Inc. in connection with the Separation	(2,559)	[4]	0	[4]
Cash dividends paid	(33)	[5]	(62)	[5]	(63)	[6]	(416)	[6]	(207)	[6]
Purchase of subsidiary shares from noncontrolling interests					0		0		(3)
Other net financing activities with Pfizer Inc.	(184)		80		(15)		529		(67)
Net cash (used in)/provided by financing activities	(140)		18		(78)		(30)		(277)
Effect of exchange-rate changes on cash and cash equivalents	(3)		(2)		(3)		(2)		(4)
Net increase in cash and cash equivalents	52		27		238		16		(36)
Cash and cash equivalents at beginning of period	317	[7]	79		79		63		99
Cash and cash equivalents at end of period	369	[7]	106		317	[7]	79		63
Cash paid during the period for:
Income taxes	26		147		276		142		209
Interest	0		23		31		37		37
Non-cash transactions:
Dividends declared, not paid	33		0
Zoetis Inc. senior notes transferred to Pfizer Inc. in connection with the Separation	$ 992	[8]	$ 0	[8]

[1]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[3]	Certain production facilities are shared. Depreciation and amortization is allocated to the reportable operating segments based on estimates of where the benefits of the related assets are realized.
[4]	Reflects the Separation transaction. Amount is net of the non-cash portion. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: The Separation.
[5]	Payments to other non-Zoetis Pfizer Inc. entities for the six months ended July 1, 2012.
[6]	Payments to non-Zoetis Pfizer entities.
[7]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[8]	Reflects the non-cash portion of the Separation transaction. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: The Separation.